CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 258	$ 1,398
Accounts receivable, net	4,920	4,453
Inventory	1,486	3,480
Contract assets	3,439	886
Prepaid expenses and other current assets	2,906	2,673
Total current assets	13,009	12,890
Property and equipment, net	772	1,111
Operating lease right-of-use assets	1,521	796
Finance lease right-of-use assets		14
Intangibles, net	245	672
Other assets	881	993
Total assets	16,428	16,476
Current liabilities:
Accounts payable	17,814	19,017
Contract liabilities	48	651
Accrued and other current liabilities	23,956	12,496
Borrowings	44,509	18,331
Convertible promissory notes, current	27,794	31,166
Operating lease liabilities, current	680	228
Finance lease liabilities, current		17
Total current liabilities	114,801	81,906
Long-term borrowings		20,025
Convertible promissory notes, net of current	6,239
Net defined benefit liabilities	7,689	6,905
Long-term operating lease liabilities	850	570
Income taxes payable	2,178	1,923
Other liabilities	108	76
Total liabilities	131,865	111,405
Stockholders' deficit:
Common stock, par value $0.001 per share, 200,000,000 shares authorized; 129,395,774 and 127,760,265 shares issued and outstanding as of December 31, 2023 and 2022, respectively	129	128
Additional paid-in capital	435,626	433,990
Accumulated other comprehensive loss	(1,538)	(1,862)
Accumulated deficit	(549,654)	(527,185)
Total stockholders' deficit	(115,437)	(94,929)
Total liabilities and stockholders' deficit	$ 16,428	$ 16,476